Deferred Tax Assets and Liabilities - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (1,719)	£ (424)
Exchange adjustments	(65)	(124)
Credit (charge) to profit and loss	350	(138)
Credit to equity	1,090	42
Acquisition	0	(1,075)
Ending balance	(344)	(1,719)
Deferred tax charge related to changes in tax rates	60	0
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(76)	(34)
Exchange adjustments	(2)	0
Credit (charge) to profit and loss	(9)	(42)
Credit to equity	0	0
Acquisition	0	0
Ending balance	(87)	(76)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	227	312
Exchange adjustments	0	15
Credit (charge) to profit and loss	(165)	(100)
Credit to equity	0	0
Acquisition	0	0
Ending balance	62	227
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	271	117
Exchange adjustments	0	(1)
Credit (charge) to profit and loss	309	113
Credit to equity	1,090	42
Acquisition	0	0
Ending balance	1,670	271
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,490)	(1,543)
Exchange adjustments	(61)	(141)
Credit (charge) to profit and loss	462	269
Credit to equity	0	0
Acquisition	0	(1,075)
Ending balance	(2,089)	(2,490)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	349	724
Exchange adjustments	(2)	3
Credit (charge) to profit and loss	(247)	(378)
Credit to equity	0	0
Acquisition	0	0
Ending balance	£ 100	£ 349